Schedule of investments
Delaware Ivy VIP High Income
September 30, 2023 (Unaudited)
	Principal amount°	Value (US $)
Convertible Bond — 0.87%
New Cotai 5.00% exercise price $0.40, maturity date 2/2/27 =	3,485,632	$ 6,597,291
Total Convertible Bond (cost $3,380,770)		6,597,291

Corporate Bonds — 77.39%
Automotive — 2.16%
Allison Transmission 144A 3.75% 1/30/31 #	6,885,000	5,572,760
Ford Motor 4.75% 1/15/43	2,660,000	1,944,398
Ford Motor Credit
6.80% 5/12/28	4,130,000	4,128,630
7.35% 3/6/30	1,420,000	1,439,572

Goodyear Tire & Rubber 5.25% 7/15/31	4,060,000	3,363,446
		16,448,806
Basic Industry — 5.21%
Arsenal AIC Parent 144A 8.00% 10/1/30 #	2,340,000	2,331,272
Chemours 144A 5.75% 11/15/28 #	4,550,000	3,953,426
CP Atlas Buyer 144A 7.00% 12/1/28 #	1,146,000	900,248
First Quantum Minerals
144A 6.875% 10/15/27 #	2,736,000	2,628,495
144A 8.625% 6/1/31 #	5,615,000	5,594,964
FMG Resources August 2006
144A 5.875% 4/15/30 #	3,340,000	3,058,179
144A 6.125% 4/15/32 #	1,505,000	1,370,748

Novelis 144A 4.75% 1/30/30 #	6,240,000	5,408,768
Roller Bearing Co. of America 144A 4.375% 10/15/29 #	6,335,000	5,457,046
Standard Industries 144A 3.375% 1/15/31 #	7,050,000	5,458,364
Vibrantz Technologies 144A 9.00% 2/15/30 #	4,410,000	3,515,969
		39,677,479
Capital Goods — 3.89%
ARD Finance 144A PIK 6.50% 6/30/27 #, >	1,751,144	1,323,936
Ardagh Metal Packaging Finance USA
144A 3.25% 9/1/28 #	2,031,000	1,695,736
144A 4.00% 9/1/29 #	2,360,000	1,850,066
Bombardier
144A 6.00% 2/15/28 #	4,499,000	4,086,064
144A 7.50% 2/1/29 #	2,633,000	2,502,025
Clydesdale Acquisition Holdings
144A 6.625% 4/15/29 #	755,000	702,730
144A 8.75% 4/15/30 #	2,415,000	2,074,821
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Capital Goods (continued)
Mauser Packaging Solutions Holding
144A 7.875% 8/15/26 #	5,360,000	$ 5,177,122
144A 9.25% 4/15/27 #	1,945,000	1,702,799

Sealed Air 144A 5.00% 4/15/29 #	2,175,000	1,958,152
TransDigm 144A 6.875% 12/15/30 #	6,450,000	6,332,089
Wesco Aircraft Holdings 144A 8.50% 11/15/24 #, ‡	5,955,000	238,200
		29,643,740
Consumer Goods — 1.73%
Acushnet 144A 7.375% 10/15/28 #	1,540,000	1,553,475
Cerdia Finanz 144A 10.50% 2/15/27 #	3,160,000	3,115,236
MajorDrive Holdings IV 144A 6.375% 6/1/29 #	6,450,000	5,315,338
Pilgrim's Pride 4.25% 4/15/31	3,775,000	3,153,559
		13,137,608
Electric — 2.46%
Calpine
144A 4.625% 2/1/29 #	3,295,000	2,763,739
144A 5.00% 2/1/31 #	370,000	299,630
144A 5.125% 3/15/28 #	5,470,000	4,876,960
Vistra
144A 7.00% 12/15/26 #, μ, ψ	8,025,000	7,330,958
144A 8.00% 10/15/26 #, μ, ψ	3,650,000	3,478,675
		18,749,962
Energy — 12.96%
Ascent Resources Utica Holdings
144A 5.875% 6/30/29 #	4,874,000	4,388,473
144A 7.00% 11/1/26 #	1,898,000	1,855,790

Bellatrix Exploration 12.50% 12/15/23 =	1,113,000	0
Callon Petroleum
144A 7.50% 6/15/30 #	2,445,000	2,373,733
144A 8.00% 8/1/28 #	5,090,000	5,101,799

CNX Midstream Partners 144A 4.75% 4/15/30 #	2,250,000	1,875,633
CNX Resources 144A 6.00% 1/15/29 #	6,420,000	6,005,035
Crestwood Midstream Partners
144A 5.625% 5/1/27 #	706,000	677,285
144A 6.00% 2/1/29 #	415,000	401,010
144A 7.375% 2/1/31 #	3,455,000	3,522,735
EQM Midstream Partners
144A 4.75% 1/15/31 #	10,319,000	8,893,883
6.50% 7/15/48	1,170,000	1,030,164
NQ- IV093 [0923] 1123 (3218058)    1

Schedule of investments
Delaware Ivy VIP High Income   (Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Genesis Energy
7.75% 2/1/28	3,335,000	$ 3,165,209
8.00% 1/15/27	5,255,000	5,071,203
Hilcorp Energy I
144A 6.00% 4/15/30 #	5,220,000	4,712,478
144A 6.00% 2/1/31 #	705,000	622,905
144A 6.25% 4/15/32 #	2,665,000	2,372,436

Murphy Oil 6.375% 7/15/28	8,268,000	8,134,961
NuStar Logistics
6.00% 6/1/26	4,126,000	4,007,223
6.375% 10/1/30	4,170,000	3,954,536
Southwestern Energy
5.375% 2/1/29	760,000	700,642
5.375% 3/15/30	7,590,000	6,924,035

Transocean 144A 8.00% 2/1/27 #	3,965,000	3,820,654
USA Compression Partners
6.875% 4/1/26	2,710,000	2,657,421
6.875% 9/1/27	5,090,000	4,939,732
Vital Energy
9.75% 10/15/30	2,905,000	2,972,390
10.125% 1/15/28	2,876,000	2,934,630

Weatherford International 144A 8.625% 4/30/30 #	5,505,000	5,552,013
		98,668,008
Financial Services — 2.30%
AerCap Holdings 5.875% 10/10/79 μ	8,349,000	8,131,364
Air Lease 4.65% 6/15/26 μ, ψ	3,715,000	3,280,860
Castlelake Aviation Finance DAC 144A 5.00% 4/15/27 #	4,590,000	4,197,452
Midcap Financial Issuer Trust 144A 6.50% 5/1/28 #	2,190,000	1,893,098
		17,502,774
Healthcare — 5.86%
AthenaHealth Group 144A 6.50% 2/15/30 #	2,060,000	1,725,543
Avantor Funding 144A 3.875% 11/1/29 #	4,315,000	3,692,714
Bausch Health 144A 6.125% 2/1/27 #	3,140,000	1,957,937
Catalent Pharma Solutions
144A 3.125% 2/15/29 #	1,885,000	1,547,792
144A 3.50% 4/1/30 #	415,000	342,224

Cheplapharm Arzneimittel 144A 5.50% 1/15/28 #	4,525,000	4,110,781
CHS
144A 4.75% 2/15/31 #	3,000,000	2,127,300
144A 5.25% 5/15/30 #	1,600,000	1,218,378
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Healthcare (continued)
DaVita
144A 3.75% 2/15/31 #	2,425,000	$ 1,845,557
144A 4.625% 6/1/30 #	1,475,000	1,212,983

Heartland Dental 144A 8.50% 5/1/26 #	509,000	480,343
Medline Borrower
144A 3.875% 4/1/29 #	4,981,000	4,215,483
144A 5.25% 10/1/29 #	6,405,000	5,543,567

Organon & Co. 144A 5.125% 4/30/31 #	6,670,000	5,354,294
Par Pharmaceutical 144A 7.50% 4/1/27 #, ‡	2,936,000	2,096,245
Tenet Healthcare
4.375% 1/15/30	4,955,000	4,268,233
6.125% 10/1/28	3,025,000	2,842,532
		44,581,906
Insurance — 4.03%
Ardonagh Midco 2 144A PIK 11.50% 1/15/27 #, >	5,929,978	5,826,203
HUB International 144A 5.625% 12/1/29 #	4,780,000	4,168,196
Jones Deslauriers Insurance Management
144A 8.50% 3/15/30 #	5,715,000	5,763,441
144A 10.50% 12/15/30 #	3,385,000	3,450,193
NFP
144A 6.875% 8/15/28 #	6,907,000	5,925,641
144A 7.50% 10/1/30 #	1,865,000	1,793,500

USI 144A 6.875% 5/1/25 #	3,810,000	3,784,749
		30,711,923
Leisure — 6.08%
Boyd Gaming
4.75% 12/1/27	4,385,000	4,044,991
144A 4.75% 6/15/31 #	3,900,000	3,323,467
Caesars Entertainment
144A 7.00% 2/15/30 #	1,370,000	1,334,547
144A 8.125% 7/1/27 #	3,263,000	3,281,035
Carnival
144A 5.75% 3/1/27 #	5,063,000	4,587,530
144A 6.00% 5/1/29 #	5,766,000	4,925,045
144A 7.625% 3/1/26 #	3,448,000	3,356,521

Light & Wonder International 144A 7.25% 11/15/29 #	5,520,000	5,415,672
Royal Caribbean Cruises
144A 5.375% 7/15/27 #	404,000	374,280
144A 5.50% 4/1/28 #	8,914,000	8,181,596
144A 7.25% 1/15/30 #	1,900,000	1,885,260

2    NQ- IV093 [0923] 1123 (3218058)

(Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Leisure (continued)

Scientific Games Holdings 144A 6.625% 3/1/30 #	6,455,000	$ 5,575,894
		46,285,838
Media — 8.68%
Advantage Sales & Marketing 144A 6.50% 11/15/28 #	4,400,000	3,793,855
AMC Networks 4.25% 2/15/29	4,609,000	2,834,537
Arches Buyer 144A 6.125% 12/1/28 #	3,964,000	3,222,474
CCO Holdings
144A 4.50% 8/15/30 #	2,924,000	2,403,873
144A 4.75% 2/1/32 #	3,290,000	2,635,668
144A 6.375% 9/1/29 #	6,850,000	6,394,272

CMG Media 144A 8.875% 12/15/27 #	7,046,000	5,525,720
CSC Holdings
144A 4.625% 12/1/30 #	10,114,000	5,390,036
144A 5.00% 11/15/31 #	2,381,000	1,279,100
144A 5.75% 1/15/30 #	3,167,000	1,779,112

Cumulus Media New Holdings 144A 6.75% 7/1/26 #	4,075,000	3,092,721
Directv Financing 144A 5.875% 8/15/27 #	6,662,000	5,898,867
DISH DBS 144A 5.75% 12/1/28 #	7,165,000	5,521,528
Gray Escrow II 144A 5.375% 11/15/31 #	5,459,000	3,579,615
Gray Television 144A 4.75% 10/15/30 #	5,150,000	3,418,189
Nexstar Media 144A 4.75% 11/1/28 #	4,400,000	3,647,223
Sirius XM Radio 144A 4.125% 7/1/30 #	7,045,000	5,648,470
		66,065,260
Retail — 4.03%
Asbury Automotive Group 4.75% 3/1/30	4,450,930	3,812,277
Bath & Body Works 6.875% 11/1/35	6,070,000	5,427,996
Lithia Motors
144A 3.875% 6/1/29 #	1,666,000	1,405,937
144A 4.375% 1/15/31 #	1,271,000	1,052,766

LSF9 Atlantis Holdings 144A 7.75% 2/15/26 #	6,302,000	5,731,682
Michaels
144A 5.25% 5/1/28 #	2,801,000	2,240,198
144A 7.875% 5/1/29 #	2,518,000	1,647,356
Murphy Oil USA
144A 3.75% 2/15/31 #	4,480,000	3,662,239
4.75% 9/15/29	985,000	889,258

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Retail (continued)

PetSmart 144A 7.75% 2/15/29 #	5,149,000	$ 4,803,932
		30,673,641
Services — 4.17%
ADT Security 144A 4.875% 7/15/32 #	8,935,000	7,472,340
CDW 3.569% 12/1/31	6,715,000	5,537,860
Staples
144A 7.50% 4/15/26 #	8,116,000	6,686,880
144A 10.75% 4/15/27 #	2,375,000	1,397,747

United Rentals North America 3.875% 2/15/31	4,440,000	3,699,052
White Cap Buyer 144A 6.875% 10/15/28 #	4,435,000	3,925,133
White Cap Parent 144A PIK 8.25% 3/15/26 #, >	3,126,000	3,019,976
		31,738,988
Technology & Electronics — 4.37%
Clarios Global 144A 8.50% 5/15/27 #	3,765,000	3,761,259
CommScope 144A 8.25% 3/1/27 #	2,310,000	1,512,842
CommScope Technologies 144A 6.00% 6/15/25 #	4,007,000	3,819,705
Entegris Escrow
144A 4.75% 4/15/29 #	2,121,000	1,908,716
144A 5.95% 6/15/30 #	5,825,000	5,408,204

Micron Technology 5.875% 9/15/33	3,740,000	3,565,200
NCR
144A 5.00% 10/1/28 #	2,287,000	2,049,214
144A 5.125% 4/15/29 #	2,797,000	2,467,216
144A 5.25% 10/1/30 #	1,887,000	1,628,053
Seagate HDD Cayman
5.75% 12/1/34	2,155,000	1,822,346
144A 8.25% 12/15/29 #	1,965,000	2,019,908

Sensata Technologies 144A 4.00% 4/15/29 #	3,805,000	3,280,073
		33,242,736
Telecommunications — 6.54%
Altice France
144A 5.125% 7/15/29 #	2,375,000	1,691,964
144A 5.50% 10/15/29 #	1,292,000	930,996

Altice France Holding 144A 6.00% 2/15/28 #	8,315,000	4,123,748
Connect Finco 144A 6.75% 10/1/26 #	8,039,000	7,508,006
Consolidated Communications
144A 5.00% 10/1/28 #	2,639,000	1,963,073
144A 6.50% 10/1/28 #	7,638,000	5,986,282

Digicel International Finance 144A 8.75% 5/25/24 #	4,031,000	3,635,015

NQ- IV093 [0923] 1123 (3218058)    3

Schedule of investments
Delaware Ivy VIP High Income   (Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Telecommunications (continued)
Frontier Communications Holdings
144A 5.00% 5/1/28 #	745,000	$ 637,025
144A 5.875% 10/15/27 #	3,836,000	3,492,364
5.875% 11/1/29	1,011,498	739,862
144A 6.00% 1/15/30 #	805,000	589,882
144A 6.75% 5/1/29 #	3,287,000	2,533,249
144A 8.75% 5/15/30 #	1,080,000	1,026,567

Northwest Fiber 144A 4.75% 4/30/27 #	6,187,000	5,512,772
Sable International Finance 144A 5.75% 9/7/27 #	4,009,000	3,642,277
Vmed O2 UK Financing I 144A 4.75% 7/15/31 #	4,395,000	3,555,855
VZ Secured Financing 144A 5.00% 1/15/32 #	2,805,000	2,206,467
		49,775,404
Transportation — 2.92%
Air Canada 144A 3.875% 8/15/26 #	8,105,000	7,363,620
American Airlines 144A 5.75% 4/20/29 #	3,916,832	3,646,082
Azul Secured Finance
144A 11.50% 5/28/29 #	1,198,618	1,037,070
144A 11.93% 8/28/28 #	4,390,000	4,353,292

Grupo Aeromexico 144A 8.50% 3/17/27 #	6,240,000	5,848,346
		22,248,410
Total Corporate Bonds (cost $646,468,854)		589,152,483

Loan Agreements — 11.92%
Advantage Sales & Marketing Tranche B-1 9.943% - 10.038% (SOFR01M + 4.61%) 10/28/27 •	4,445,386	4,293,131
Amynta Agency Borrower 10.416% (SOFR01M + 5.10%) 2/28/28 •	7,301,700	7,311,966
Applied Systems 2nd Lien 12.14% (SOFR03M + 6.75%) 9/17/27 •	4,121,112	4,152,021
Bausch & Lomb TBD 5/10/27 X	3,906,604	3,799,871
Clarios Global 9.066% (SOFR01M + 3.75%) 5/6/30 •	3,770,000	3,770,471
CNT Holdings I 2nd Lien 12.05% (SOFR03M + 6.75%) 11/6/28 •	2,060,000	2,065,150
CP Atlas Buyer Tranche B 9.166% (SOFR01M + 3.85%) 11/23/27 •	4,342,056	4,105,414
Foresight Energy Operating Tranche A 13.49% (SOFR03M + 8.10%) 6/30/27 •	1,252,143	1,220,839
	Principalamount°	Value (US $)

Loan Agreements (continued)
Form Technologies Tranche B 10.017% (SOFR03M + 4.60%) 7/22/25 •	10,537,964	$ 9,852,997
Guardian US Holdco 9.39% (SOFR03M + 4.00%) 1/31/30 •	3,033,397	3,039,558
Heartland Dental 10.331% (SOFR01M + 5.00%) 4/28/28 •	3,056,960	3,028,301
Hexion Holdings 1st Lien 10.033% (SOFR03M + 4.65%) 3/15/29 •	893,688	851,377
Hexion Holdings 2nd Lien 12.756% (SOFR01M + 7.44%) 3/15/30 •	3,665,000	3,023,625
HUB International 9.584% (SOFR03M + 4.25%) 6/20/30 •	1,621,000	1,627,912
Hunter Douglas Holding Tranche B-1 8.891% (SOFR03M + 3.50%) 2/26/29 •	2,053,086	2,004,325
INDICOR 9.89% (SOFR03M + 4.50%) 11/22/29 •	6,795,850	6,818,304
MLN US HoldCo 1st Lien 12.11% (SOFR03M + 6.80%) 10/18/27 •	8,256,075	2,373,622
MLN US HoldCo Tranche B 14.66% (SOFR03M + 9.35%) 10/18/27 •	2,336,000	467,200
Northwest Fiber 1st Lien Tranche B-2 9.184% (SOFR01M + 3.86%) 4/30/27 •	1,922,433	1,902,007
PetSmart 9.166% (SOFR01M + 3.85%) 2/11/28 •	1,131,442	1,129,910
PMHC II 9.698% (SOFR03M + 4.40%) 4/23/29 •	860,653	816,664
Pre Paid Legal Services 2nd Lien 12.431% (SOFR01M + 7.11%) 12/14/29 •	990,000	908,325
SPX Flow 9.92% (SOFR01M + 4.60%) 4/5/29 •	4,082,570	4,080,974
Swf Holdings I 9.431% (SOFR01M + 4.11%) 10/6/28 •	4,198,022	3,578,814
UKG 2nd Lien 10.618% (SOFR03M + 5.35%) 5/3/27 •	7,900,000	7,902,820
Vantage Specialty Chemicals 1st Lien 10.081% (SOFR01M + 4.75%) 10/26/26 •	6,717,848	6,593,985
Total Loan Agreements (cost $98,798,753)		90,719,583
	Number of shares
Common Stocks — 1.68%
Basic Industry — 0.74%
BIS Industries Holdings =, †	1,604,602	0
Foresight Energy =, †	185,515	5,598,859

4    NQ- IV093 [0923] 1123 (3218058)

(Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Basic Industry (continued)
Westmoreland Coal *, =, †	573	$ 8,590
		5,607,449
Consumer Cyclical — 0.07%
True Religion Apparel =, †	23	532,655
		532,655
Consumer Discretionary — 0.57%
Studio City International Holdings †	581,459	2,924,739
Studio City International Holdings ADR †	283,629	1,426,654
		4,351,393
Consumer Goods — 0.00%
ASG Warrant =, †	1,200	0
		0
Energy — 0.00%
Sabine Oil & Gas Holdings *, =, †	263	326
		326
Financial Services — 0.30%
New Cotai =, †	3,072,567	2,326,191
		2,326,191
Utilities — 0.00%
Larchmont Resources =, †	1,007	11,752
		11,752
Total Common Stocks (cost $40,501,673)		12,829,766

Preferred Stock — 0.02%
True Religion Apparel 6.25% =, ω	24	119,120
Total Preferred Stock (cost $392,060)		119,120

Exchange-Traded Funds — 3.98%
Invesco Senior Loan ETF	424,157	8,903,055
iShares iBoxx High Yield Corporate Bond ETF	290,000	21,378,800
Total Exchange-Traded Funds (cost $33,375,159)		30,281,855

Warrants — 0.02%
California Resources †	7,744	165,025
Total Warrants (cost $673,784)		165,025

	Number of shares	Value (US $)

Short-Term Investments — 2.80%
Money Market Mutual Funds — 2.80%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.24%)	5,334,706	$ 5,334,706
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.23%)	5,334,706	5,334,706
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.37%)	5,334,705	5,334,705
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.27%)	5,334,706	5,334,706
Total Short-Term Investments (cost $21,338,823)		21,338,823

Total Value of Securities—98.68% (cost $844,929,876)		751,203,946
Receivables and Other Assets Net of Liabilities—1.32%		10,045,557
Net Assets Applicable to 275,063,111 Shares Outstanding—100.00%		$761,249,503
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2023, the aggregate value of Rule 144A securities was $477,734,364, which represents 62.76% of the Portfolio's net assets.
>	PIK. 100% of the income received was in the form of cash.
‡	Non-income producing security. Security is currently in default.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2023. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.

NQ- IV093 [0923] 1123 (3218058)    5

Schedule of investments
Delaware Ivy VIP High Income   (Unaudited)
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
X	This loan will settle after September 30, 2023, at which time the interest rate, based on the SOFR and the agreed upon spread on trade date, will be reflected.
†	Non-income producing security.
*	Issuer is not an affiliated investment of the Fund at September 30, 2023.
ω	Perpetual security with no stated maturity date.
Summary of abbreviations:
ADR – American Depositary Receipt
DAC – Designated Activity Company
ETF – Exchange-Traded Fund
PIK – Payment-in-kind
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
TBD – To be determined
USD – US Dollar

6    NQ- IV093 [0923] 1123 (3218058)